Other current assets and assets held for sale	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other current assets and assets held for sale
Other current assets and assets held for sale
Other current assets
The following table summarises the Group’s other current assets as at the dates presented:

	Year ended 31 December
	2022	2021
Other current assets	€ million	€ million
Prepayments	180	101
VAT receivables(A)	41	16
Coal royalties(B)	96	—
Miscellaneous receivables	162	154
Total other current assets	479	271
(A)This line item includes a receivable of €25 million from the Basque Region. Refer to Note 25 for further details.
(B)Amount relates to the royalty income recognised in connection with a favourable court ruling pertaining to the ownership of certain mineral rights in Australia. Refer to Note 23 for further detail.
Assets held for sale
Non-current assets, or disposal groups comprising assets and liabilities, are classified as held for sale if it is highly probable that they would be recovered through sale rather than continuous use. In order for a sale to be considered highly probable, all of the following criteria needs to be met: management is committed to a plan to sell the assets, an active programme to locate a buyer and complete the plan has been initiated, the assets are actively marketed at reasonable price, and the sale is expected to be completed within one year from the date of classification.
Such assets, or disposal groups, are generally measured at the lower of their carrying amount and fair value less cost to sale.
Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortised or depreciated, and any equity accounted investee is no longer equity accounted.
Assets classified as held for sale as at 31 December 2022 totalled €94 million and are predominantly comprised of €40 million related to certain non-alcoholic ready to drink beverage brands, which are to be sold to TCCC (See Note 20 for further details), as well as €29 million related to a sale of property in Germany. The Group expects to complete these transactions during the first half of 2023.
Assets classified as held for sale as at 31 December 2021 totalled €223 million and were predominantly comprised of certain non-alcoholic ready to drink brands that were acquired as part of the Acquisition.
Other non-current assets
The following table summarises the Group’s other non-current assets as at the dates presented:

	Year ended 31 December
	2022	2021
Other non-current assets	€ million	€ million
VAT receivables	—	214
Retirement benefit surplus (Note 16)	135	194
Investments	35	40
Other	82	86
Total other non-current assets	252	534
VAT receivables
As at 31 December 2021, the Group had a VAT receivable of €214 million, included within other non-current assets, relating to a dispute that began in 2014 between the Spanish tax authorities and the regional tax authorities of Bizkaia (Basque Region) as to the responsibility for refunding VAT to CCEP for years 2013 to 2016. Under relevant tax laws in Spain, conflicts between jurisdictions are ruled by a special Arbitration Board and the refund of the VAT is mandated following the resolution of the issue at the Arbitration Board. As a result of the Arbitration Board ruling issued in July 2022, €252 million, inclusive of interest, was received in December from the regional tax authorities of Bizkaia. As at 31 December 2022, in connection with the dispute and the ruling, the Group has an additional VAT receivable of €25 million from the Basque Region included within Other current assets, and a payable of €57 million to the Spanish tax authorities included within Trade and other payables, both inclusive of interest. We believe it remains a certainty that the Group will continue to be held neutral in respect of the VAT dispute.
Investments
Joint ventures are undertakings in which the Group has an interest and which are jointly controlled by the Group and one or more other parties. Associates are undertakings where the Group has an investment in which it does not have control or joint control but can exercise significant influence. Interests in joint ventures and associates are accounted for using the equity method and are stated in the consolidated balance sheet at cost, adjusted for the movement in the Group’s share of their net assets and liabilities. The Group’s share of the profit or loss after tax of joint ventures and associates is included in the Group’s consolidated income statement as non-operating items. Where the Group’s share of losses exceeds its interest in the equity accounted investee, the carrying amount of the investment is reduced to zero and the recognition of further losses is discontinued, except to the extent that the Group has an obligation to make payments on behalf of the investee.
Financial assets at fair value through other comprehensive income relate to equity investments. These investments are not held for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. There have been no significant changes in fair value of these investments during the period.
The following table summarises the Group’s carrying value of investments as at the dates presented:

	Year ended 31 December
	2022	2021
Investments	€ million	€ million
Investments accounted using equity method	33	35
Financial assets at fair value through other comprehensive income	2	5
Total investments	35	40